INTEREST RATE SWAP DERIVATIVES (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
INTEREST RATE SWAP DERIVATIVES
NOTE 8. INTEREST RATE SWAP DERIVATIVES

The Company, through its limited liability company subsidiaries, entered into interest rate swap agreements with amortizing notional amounts relating to four of its mortgage notes payable. Four additional swap agreements assumed in conjunction with the Merger which were in place as of December 31, 2020 were terminated in due course or were terminated in connection with asset sales and refinancings during the nine months ended September 30, 2021. The notional amount is an indication of the extent of the Company’s involvement in each instrument at that time, but does not represent exposure to credit, interest rate or market risks.

The following table summarizes the notional amount and other information related to the Company’s interest rate swaps as of September 30, 2021 and December 31, 2020, respectively:

	September 30, 2021					December 31, 2020
Derivative Instruments	Number of Instruments	Notional Amount (i)	Reference Rate (ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount (i)	Reference Rate (iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives (iv)	4	$26,171,300	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.53%	2.3 years	8	$36,617,164	One-month LIBOR + applicable spread/Fixed at 3.13%-5.16%	3.35%	2.2 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amounts (outstanding principal balance at the maturity date) as of September 30, 2021 and December 31, 2020 were $24,935,999 and $34,989,063, respectively.

(ii)	The reference rate was as of September 30, 2021.
(iii)	The reference rate was as of December 31, 2020.
(iv)
During the three months ended September 30, 2020, the Company terminated the swap agreements related to the Rite Aid and Island Pacific properties at aggregate costs of $52,200. No termination of swap agreements were made during the three months ended September 30, 2021. During the nine months ended September 30, 2021 and 2020, the Company terminated swap agreements related to the GSA and Eco-Thrift properties at aggregate costs of $23,900 and terminated the swap agreements related to the Dinan, Rite Aid and Island Pacific properties at aggregate costs of $99,200, respectively.

The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the unaudited condensed consolidated balance sheets:

		September 30, 2021		December 31, 2020
Derivative Instrument	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value	—	$—	—	$—
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value	4	$(1,073,998)	8	$(1,743,889)

The change in fair value of a derivative instrument that is not designated as a cash flow hedge for financial accounting purposes is recorded as interest expense in the unaudited condensed consolidated statements of operations. None of the Company’s derivatives at September 30, 2021 or December 31, 2020 were designated as hedging instruments; therefore, the net unrealized (gain) loss recognized on interest rate swaps of $(166,338) and $(272,912) was recorded as a decrease in interest expense for the three months ended September 30, 2021 and 2020, respectively, and $(684,057) and $1,019,840 was recorded as a (decrease) increase in interest expense for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 8. INTEREST RATE SWAP DERIVATIVES

The Company, through its limited liability company subsidiaries, has entered into interest rate swap agreements with amortizing notional amounts relating to four of its mortgage notes payable and assumed eight additional swap agreements in conjunction with the Merger. During the year ended December 31, 2020, the Company terminated three swap agreements and classified one swap agreement to liabilities related to real estate investments assets held for sale. The reclassified swap agreement corresponds to a mortgage note payable reclassified to mortgage note payable related to a real estate investments asset held for sale as of December 31, 2020. The notional amount is an indication of the extent of the Company’s involvement in each instrument at that time, but does not represent exposure to credit, interest rate or market risks.

The following table summarizes the notional amount and other information related to the Company’s interest rate swaps as of December 31, 2020 and 2019.

	December 31, 2020					December 31, 2019
Derivative Instruments	Number of Instruments	Notional Amount (i)	Reference Rate (ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount (i)	Reference Rate (iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives	8	$36,617,164	One-month LIBOR + applicable spread/Fixed at 3.13%-5.16%	3.35%	2.2 years	12	$48,215,139	One-month LIBOR + applicable spread/Fixed at 2.76%-5.16%	3.87%	2.9 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amounts (outstanding principal balance at the maturity date) as of December 31, 2020 and 2019 were $34,989,063 and $45,514,229, respectively.

(ii)	The reference rate was as of December 31, 2020.

(iii)	The reference rate was as of December 31, 2019.

The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the consolidated balance sheets:

		December 31, 2020		December 31, 2019
Derivative Instrument	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value (*)	—	$—	5	$34,567
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value (*)	8	$(1,743,889)	7	$(1,021,724)
(*)	The fair value of the five interest rate swap derivative assets and three interest rate derivative liabilities assumed from the Merger was $34,567 and $(51,514), respectively, as of December 31, 2019.

The change in fair value of a derivative instrument that is not designated as a cash flow hedge for financial accounting purposes is recorded as interest expense in the consolidated statements of operations. None of the Company’s derivatives at December 31, 2020 or 2019 were designated as hedging instruments; therefore, the net unrealized losses recognized on interest rate swaps of $770,898 and $820,496, respectively, were recorded as increases in interest expense for year ended December 31, 2020 and 2019, respectively (see Note 7).